Disclosure of detailed information about proceeds of sale of NSR (Details)	1 Months Ended		12 Months Ended
	Jul. 31, 2018 CAD ($)	Jul. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)
Statements [Line Items]
Cash consideration received from sale of royalty	$ 1,300,200	$ 1,000,000
1,125,000 common shares of Cobalt 27	8,325,000		$ 8,325,000
Total proceeds of sale of 2% NSR	9,625,200
Less: book value of Turnagain Nickel-Cobalt Project at date of sale	(1,777,377)
Less: 6% finders' fee	(780,120)	$ (600,000)
Gain on sale of net smelter return royalty	$ 7,067,703		$ 7,067,703